Other Non-Interest Income and Other Non-Interest Expense	12 Months Ended
Dec. 31, 2010
Other Non-Interest Income and Other Non-Interest Expense
19.	Other Non-Interest Income and Other Non-Interest Expense

The following table sets forth the details of other non-interest income for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Gain on sale of premises and equipment	(Won)	6,524	(Won)	31,404	(Won)	1,708
Gain on sales of loans		12,333		63,729		18,152
Income from operating leases		48,750		22,329		16,757
Rental income		19,049		3,232		16,261
Extinguished escheatment of deposits		20,224		8,817		74
Reversal of expense of suspense payments related to credit and accident		—		53,856		10,875
Gain on redemption of debentures		—		15,967		—
Gain on hedge activity		11,726		2,734		64,077
Other lease income		29,934		10,646		6,543
Income from partnering with foreign credit card companies		30,879		29,588		67,732
Income from brokering insurance		49,640		44,418		47,523
Income from collection of legal fees		17,017		15,809		16,433
Gain on deconsolidation		—		31,933		—
Other		132,701		336,466		219,724

	(Won)	378,777	(Won)	670,928	(Won)	485,859

The following table sets forth the details of other non-interest expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Loss on sale of premises and equipment	(Won)	4,920	(Won)	17,264	(Won)	7,393
Loss on loans		11,530		38,318		57,118
Impairment loss on goodwill		128,394		59,517		—
Impairment loss on other investment		33,206		14,802		105,546
Loss on hedge activity		10,845		2,734		76,695
Expense of suspense payments related to credit and accident		15,593		—		—
Donations		178,258		130,331		126,005
Loss on disposal of other investment		5,810		3,620		2,683
Loss on equity method		10,462		13,403		10,732
Other		303,225		151,827		411,419

	(Won)	702,243	(Won)	431,816	(Won)	797,591